Principal subsidiaries - Principal in subsidiaries (Detail) - USD ($) $ in Millions			2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2024	Jul. 17, 2024	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests			$ 2,719			$ 2,719	$ 1,755
New Zealand Aluminium Smelters Limited
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	20.64%
Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)						53.00%
Other interest (voting %)						12.00%
Proportion of assets, liabilities, revenues and expenses (ownership %)						0.65
Consrcio De Alumnio Do Maranho
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (%)						10.00%
Dampier Salt Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						68.36%
Energy Resources of Australia Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)			98.43%	86.30%		98.43%
Hamersley Iron Pty Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
North Mining Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)						35.00%
Rio Tinto Aluminium (Holdings) Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)						60.00%
Attributable to non-controlling interests			$ 1,153			$ 1,153	1,241
Robe River Mining Co Pty Ltd | Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)						30.00%
Robe River Mining Co Pty Ltd | Class A and Class B Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)						73.61%
Rincon Mining Pty Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Rio Tinto do Brasil Ltda.
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Diavik Diamond Mines (2012) Inc.
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Group interest (voting %)						58.72%
Attributable to non-controlling interests			934			$ 934	1,052
Rio Tinto Alcan Inc.
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Rio Tinto Fer et Titane Inc.
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Simfer Jersey Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						53.00%
Attributable to non-controlling interests			1,335			$ 1,335	(130)
Simfer Jersey Limited | Simfer InfraCo Guinée S.A.
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Simfer Jersey Limited | Simfer InfraCo Guinée S.A. | Anticipated Reduction In Owernship
Disclosure of subsidiaries [line items]
Group interest (voting %)					85.00%
Simfer Jersey Limited | Government Of Guinea | Anticipated Reduction In Owernship
Disclosure of subsidiaries [line items]
Group interest (voting %)					15.00%
Simfer Jersey Limited | Ordinary
Disclosure of subsidiaries [line items]
Group interest (voting %)		53.00%				53.00%
QIT Madagascar Minerals SA
Disclosure of subsidiaries [line items]
Group interest (voting %)						80.00%
Other interest (voting %)						15.00%
Portion of additional economic interest held through non voting investment						5.00%
Portion of economic interest held through non voting investment						85.00%
Proportion of voting rights held by non-controlling interests						20.00%
Attributable to non-controlling interests			4			$ 4	16
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)						66.00%
Attributable to non-controlling interests			$ (994)			$ (994)	$ (558)
New Zealand Aluminium Smelters Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)	100.00%					100.00%
Rio Tinto Singapore Holdings Pte Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Richards Bay Titanium (Proprietary) Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						74.00%
Richards Bay Mining (Proprietary) Limited
Disclosure of subsidiaries [line items]
Group interest (voting %)						74.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Nuton LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
U.S. Borax Inc.
Disclosure of subsidiaries [line items]
Group interest (voting %)						100.00%
Resolution Copper Mining LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)						55.00%
Simfer S.A.
Disclosure of subsidiaries [line items]
Group interest (voting %)						85.00%
Company Which Will Deliver Simfer Jersey’s Scope Of The Co-Developed Rail And Port Infrastructure
Disclosure of subsidiaries [line items]
Group interest (voting %)						85.00%